ASSETS AND LIABILITIES IN FORREIGN CURRENCY (Tables)	12 Months Ended
Dec. 31, 2018
ASSETS AND LIABILITIES IN FORREIGN CURRENCY [Abstract]
Balances of Assets and Liabilities in Foreign Currency
The balances in foreign currency as of December 31, 2018 and 2017 are detailed below:

	2018					2017
	Foreign currency and amount (in thousands)		Exchange rate		Amount in local currency	Foreign currency and amount (in thousands)		Amount in local currency

CURRENT ASSETS

Cash and cash equivalents	US$	361,017	37.500	(1)	13,538,138	US$	70,732	1,937,122

Other financial assets at amortized cost	US$	152	37.500	(1)	5,714	US$	49,723	1,361,756

Other financial assets at fair value through profit or loss		-			-	US$	11,873	325,158

Trade receivables	US$	31,507	37.500	(1)	1,181,514	US$	57,838	1,584,011

Other receivables	US$	1,693	37.500	(1)	63,488	US$	2,433	66,632

					14,788,854			5,274,679

NON CURRENT ASSETS

Trade receivables		-			-	US$	165	4,511

					-			4,511

TOTAL ASSETS					14,788,854			5,279,190

CURRENT LIABILITIES

Trade payables	US$	42,184	37.700	(2)	1,590,337	US$	44,882	1,238,162

Loans	US$	11,746	37.700	(2)	442,836	US$	71,278	1,962,609

					2,033,173			3,200,771

NON CURRENT LIABILITIES

Loans	US$	534,595	37.700	(2)	20,154,216	US$	169,969	4,680,011

					20,154,216			4,680,011

TOTAL LIABILITIES					22,187,389			7,880,782

(1) Buy exchange rate at the end of fiscal year
(2) Sell exchange rate at the end of fiscal year

US$: United States of America dollars